Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	207.15
Total Offset Amount	0.00
Net Fee	207.15
Narrative - Max Aggregate Offering Price	$ 1,500,000.00
Final Prospectus	true